CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2025
CASH AND CASH EQUIVALENTS, RESTRICTED CASH, SHORT-TERM DEPOSITS AND MARKETABLE SECURITIES
Schedule of cash and cash equivalents

	December 31,
	2025	2024
Cash, cash equivalents and restricted cash:

Cash	$69,019	$31,122
Short-term deposits	—	1,400
Restricted cash (included within prepaid expenses and other current assets)	70	7
Money market funds	333,190	17,818
Total cash, cash equivalents and restricted cash	402,279	50,347

Short-term deposits	—	48,000
Marketable securities	373,741	70,711

Total cash and cash equivalents, restricted cash, short-term deposits and marketable securities	$776,020	$169,058

Schedule of amortized cost and fair value and contractual maturities of marketable securities

	Amortized
	Cost	Fair Value
Contractual maturity year:
Within one year	$10,914	$11,170
After one year through five years	358,724	362,571
Total	$369,638	$373,741

	December 31, 2025
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Government bonds	$7,761	$214	$—	$7,975
Corporate bonds	361,877	4,145	(256)	365,766
Total	$369,638	$4,359	$(256)	$373,741

	December 31, 2024
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Government bonds	$8,939	$24	$(72)	$8,891
Corporate bonds	61,293	914	(387)	61,820
Total	$70,232	$938	$(459)	$70,711